Employee Benefits - Summary of Employee Benefits (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Employee Benefits Expense [line items]
Remunerations	$ 19,677,575	$ 19,957,891	$ 19,723,875
Payroll taxes	4,412,779	5,858,301	3,838,541
Compensations and bonuses to employees	1,950,014	2,381,904	1,913,289
Employee services	558,234	667,246	653,352
Employee expense	$ 26,598,602	$ 28,865,342	$ 26,129,057